DERIVATIVE LIABILITY - Conversion derivative (Details)	6 Months Ended
Mar. 31, 2026 $ / shares
DERIVATIVE LIABILITY.
Conversion percentage	88.00%
Trading days	10 days
Floor price	$ 0.7106